UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:3/31/2009

Check here if Amendment [  ]; Amendment Number:
  This is Amendment (Check only one.):[  ] is a restatement.
                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bryce Capital Management, LLC
Address:   2 Thornell Road
           Pittsford, NY 14534

Form 13F File Number:  28-58117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Dennis E. Lohouse, CFA
Title:Principal
Phone:(585) 381-2990

Signature, Place, and Date of Signing:

      /s/ Dennis E. Lohouse       Rochester, New York          November 6, 2006

           (Signature)                  (City, State)                (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:None

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $78,903 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

BRYCE CAPITAL MANAGEMENT, LLC

31-MAR-09

                                                                             VALUE      SHRS OR SH/ INVSTMT    OTHER          VOTING
                                                                                                                           AUTHORITY
NAME OF ISSUER                                          TITLE OF   CUSIP     (X$1000)   PRN AMT PRN DSCRETN MANAGERS SOLE SHARED NON
                                                        CLASS

Aaon Inc.                                               Common     000360206 $388.93            SH  SOLE
                                                        Stock                            21,464
Abbott Labs                                             Common     002824100 $666.23            SH  SOLE
                                                        Stock                            13,967
Adelphia Contingent Communications Corp                 Common     00685R870 $0.00              SH  SOLE
                                                        Stock                            22,000
Advent Claymore Conv Secs & Income Fd Auction Mkt Pfd   Auction    00764C406 $750.00            SH  SOLE
Shs Ser W7 Due 5-15-09                                  Rate PFD                             30
Affiliated Managers Group Inc Com                       Common     008252108 $474.66            SH  SOLE
                                                        Stock                            11,380
Altera Corp.                                            Common     021441100 $361.53            SH  SOLE
                                                        Stock                            20,600
Amazon Com Inc                                          Common     023135106 $542.72            SH  SOLE
                                                        Stock                             7,390
American Century Vista  TWVAX                           Mutual     025083817 $351.24            SH  SOLE
                                                        Fund                             33,937
American Growth Fund Class F2 GFFFX                     Mutual     399874825 $214.00            SH  SOLE
                                                        Fund                             10,885
Ametek Inc.                                             Common     031100100 $1,459.18          SH  SOLE
                                                        Stock                            46,664
Apollo Group Inc Cl A                                   Common     037604105 $742.57            SH  SOLE
                                                        Stock                             9,480
Apple Inc Com                                           Common     037833100 $2,118.27          SH  SHARED                   200
                                                        Stock                            20,151
AT&T Inc.                                               Common     00206r102 $408.82            SH  SOLE
                                                        Stock                            16,223
Bear Stearns Co Inc 5.85% Due 7-19-10                   Corporate  073928W90 $576.33            PRN SOLE
                                                        Bond                            575,000
Blackrock Muni Duration FD INC                          Common     09253x102 $116.17            SH  SOLE
                                                        Stock                            10,400
Bryce Capital Growth Fund                               Mutual     11765r102 $2,694.17          SH  SOLE
                                                        Fund                            334,264
Bryce Capital Growth Fund BCFGX                         Mutual     11765r102 $419.99            SH  SOLE
                                                        Fund                             52,107
Bryce Capital Value Fund                                Mutual     11765r201 $3,472.08          SH  SOLE
                                                        Fund                            530,899
Bryce Capital Value Fund BCFVX                          Mutual     11765r201 $428.77            SH  SOLE
                                                        Fund                             65,561
Buckle Inc                                              Common     118440106 $800.64            SH  SOLE
                                                        Stock                            25,075
Buffalo Wild Wings Inc                                  Common     119848109 $444.45            SH  SOLE
                                                        Stock                            12,150
Cerner Corp Com                                         Common     156782104 $1,475.24          SH  SOLE
                                                        Stock                            33,551
Cisco Sys Inc.                                          Common     17275R102 $772.59            SH   SHARED                  400
                                                        Stock                            46,070
CIT Group Hldgs Medium Term Nts 6.875% Due 11-01-09     Corporate  12560PCL3 $298.10            PRN SOLE
                                                        Bond                            327,000
Coca Cola Com                                           Common     191216100 $404.91            SH  SOLE
                                                        Stock                             9,213
Cognizant Tech. Solutions                               Common     192446102 $775.57            SH  SOLE
                                                        Stock                            37,305
Columbia Acorn Fund Cl Z   ACRNX                        Mutual     197199409 $504.68            SH  SOLE
                                                        Fund                             31,386
Corning Inc. Com                                        Common     219350105 $697.64            SH   SHARED                  400
                                                        Stock                            52,573
Coventry Health Care Inc. Com                           Common     222862104 $431.91            SH  SOLE
                                                        Stock                            33,378
CVS Caremark Corp. Com                                  Common     126650100 $1,499.91          SH  SOLE
                                                        Stock                            54,562
Dollar Tree Inc                                         Common     256746108 $442.38            SH  SOLE
                                                        Stock                             9,930
Dow Capital 9% Due 5-15-10                              Corporate  260540AA7 $274.63            PRN SOLE
                                                        Bond                            273,000
EMC Corp                                                Common     268648102 $587.91            SH  SOLE
                                                        Stock                            51,571
Entergy New Orleans Inc. Gen 4.98% Due 07-01-10         Corporate  29364PAL7 $269.05            PRN SOLE
                                                        Bond                            275,000
Expeditors Int'l                                        Common     302130109 $213.59            SH  SOLE
                                                        Stock                             7,550
Express Scripts Inc                                     Common     302182100 $1,603.48          SH  SOLE
                                                        Stock                            34,730
Exxon Mobil                                             Common     30231G102 $1,126.78          SH   SHARED                  650
                                                        Stock                            16,546
Federated Capital Reserves                              Cash &     444444444 $3,034.26              SOLE
                                                        Equivalent
Federated Ny Muni Money Market                          Cash &     666666666 $324.54                SOLE
                                                        Equivalent
Fidelity International Gr & Inc   FIGRX                 Mutual     315910208 $245.61            SH  SOLE
                                                        Fund                             12,022
Fidelity Ny Tax Exempt Money Market Fund                Cash &     990007171 $693.70                SOLE
                                                        Equivalent
FLIR Systems                                            Common     302445101 $934.58            SH  SOLE
                                                        Stock                            45,634
Gannett Co. Inc. 5.75% Due 06-01-11                     Corporate  364725AE1 $289.04            PRN SOLE
                                                        Bond                            430,000
GE Cap Corp Medium Term Nts 5.25% Due 10-27-09          Corporate  36962GZ31 $247.23            PRN SOLE
                                                        Bond                            247,000
GE Capital Corp Step Up 4.0% Due  09-12-11              Corporate  36962gg73 $209.58            PRN SOLE
                                                        Bond                            220,000
General Electric                                        Common     369604103 $522.62            SH   SHARED                 1000
                                                        Stock                            51,693
Gilead Sciences Inc.                                    Common     375558103 $3,176.02          SH   SHARED                  600
                                                        Stock                            68,567
Goldman Sachs Group 6.65% Due 5-15-09                   Corporate  38141GAA2 $661.95            PRN SOLE
                                                        Bond                            660,000
Green Mountain Coffee Roasters                          Common     393122106 $1,448.88          SH  SOLE
                                                        Stock                            30,185
HMS Hldgs Corp                                          Common     40425J101 $1,420.79          SH  SOLE
                                                        Stock                            43,185
Home Depot Inc 5.2% Due 03-01-11                        Corporate  437076AN2 $494.82            PRN SOLE
                                                        Bond                            492,000
Hudson City Bankcorp.                                   Common     443683107 $246.07            SH  SOLE
                                                        Stock                            21,050
Immucor Inc.                                            Common     452526106 $260.60            SH  SOLE
                                                        Stock                            10,362
Intel                                                   Common     458140100 $256.48            SH   SHARED                  600
                                                        Stock                            17,042
Intl Business Machines                                  Common     459200101 $541.52            SH  SOLE
                                                        Stock                             5,589
Jacobs Engineering Group Inc.                           Common     469814107 $1,427.52          SH  SOLE
                                                        Stock                            36,925
Jet Blue Airways Corporation                            Common     477143101 $75.42             SH  SOLE
                                                        Stock                            20,662
Johnson CTL Inc.  5.25% Due 01-15-11                    Corporate  478366AQ0 $243.18            PRN SOLE
                                                        Bond                            251,000
JP Morgan Chase 5.875% due 6/15/33 JPMPRK               Preferred  46626v207 $290.18            SH  SOLE
                                                        Stock                            16,275
Jp Morgan Money Market Fund                             Cash &     97261     $228.62                SOLE
                                                        Equivalent
Knight Cap Group Inc                                    Common     499005106 $151.82            SH  SOLE
                                                        Stock                            10,300
L 3 Communications Hldgs Inc. Com                       Common     502424104 $2,483.51          SH  SOLE
                                                        Stock                            36,630
Laboratory Corp of America                              Common     50540R409 $2,271.17          SH   SHARED                  300
                                                        Stock                            38,830
Lifepoint Hospitals Inc. Com                            Common     53219L109 $420.12            SH  SOLE
                                                        Stock                            20,140
Lowe's Companies                                        Common     548661107 $1,005.25          SH   SHARED                  600
                                                        Stock                            55,082
Marshall & Isley Corp. 5.625% Due 08-17-09              Corporate  571834AF7 $501.92            PRN SOLE
                                                        Bond                            516,000
Medco Hearlth Solutions Inc                             Common     58405U102 $263.25            SH  SOLE
                                                        Stock                             6,368
Merck & Co.                                             Common     589331107 $618.43            SH  SOLE
                                                        Stock                            23,119
Morgan Stanley Inst. Intl. Equity MSIQX                 Mutual     61744j408 $386.95            SH  SOLE
                                                        Fund                             40,476
Nabors Industries Ltd. Com                              Common     G6359F103 $382.17            SH  SOLE
                                                        Stock                            38,255
National Oilwell Varco Inc.                             Common     637071101 $284.20            SH  SOLE
                                                        Stock                             9,899
Netflix Com Inc                                         Common     64110L106 $818.27            SH  SOLE
                                                        Stock                            19,065
Northern Trust                                          Common     665859104 $1,679.63          SH  SOLE
                                                        Stock                            28,078
Oracle Corp                                             Common     68389X105 $282.34            SH  SOLE
                                                        Stock                            15,625
Panera Bread Co                                         Common     69840W108 $408.07            SH  SOLE
                                                        Stock                             7,300
Paychex Inc.                                            Common     704326107 $572.18            SH  SOLE
                                                        Stock                            22,290
Pepsico Inc                                             Common     713448108 $1,280.10          SH   SHARED                  600
                                                        Stock                            24,866
Pershing Government Account                             Cash &     222222222 $2,391.34              SOLE
                                                        Equivalent
Pharm. Prod. Development                                Common     717124101 $203.54            SH  SOLE
                                                        Stock                             8,581
Pimco Corporate Opportunity 3.08% Due 5-15-09           Auction    72201b507 $250.00            SH  SOLE
                                                        Rate PFD                             10
Potash Corp.                                            Common     73755L107 $782.64            SH  SOLE
                                                        Stock                             9,685
Priceline Com Inc                                       Common     741503403 $685.78            SH  SOLE
                                                        Stock                             8,705
Procter Gamble                                          Common     742718109 $388.63            SH  SOLE
                                                        Stock                             8,253
Qualcomm Inc                                            Common     747525103 $808.98            SH  SOLE
                                                        Stock                            20,791
Research In Motion                                      Common     760975102 $359.85            SH  SOLE
                                                        Stock                             8,355
Royce Low Priced Stock  RYLPX                           Mutual     780905808 $240.83            SH  SOLE
                                                        Fund                             28,500
Royce Opportunity Fund RYPNX                            Mutual     780905832 $317.71            SH  SOLE
                                                        Fund                             65,507
Schlumberger LTD                                        Common     806857108 $292.06            SH  SOLE
                                                        Stock                             7,190
Schwab Adv Cash Resrv Prem                              Cash &               $450.54                SOLE
                                                        Equivalent
Schwab Advisor Cash Reserves Sweep Shares               Cash &               $478.78                SOLE
                                                        Equivalent
Schwab Money Market Fund                                Cash &     808515100 $930.52                SOLE
                                                        Equivalent
Schwab Ny Muni Money                                    Cash &     808515852 $897.98                SOLE
                                                        Equivalent
Skyworks Solutions Inc                                  Common     83088M102 $88.66             SH  SOLE
                                                        Stock                            11,000
Sovereign BanCorp 4.8% Due 9-01-10                      Corporate  845905AU2 $225.83            PRN SOLE
                                                        Bond                            240,000
Starent Networks Corp                                   Common     85528P108 $503.55            SH  SOLE
                                                        Stock                            31,850
Stryker Corp.                                           Common     863667101 $892.63            SH  SOLE
                                                        Stock                            26,223
Synaptics Inc                                           Common     87157D109 $553.93            SH  SOLE
                                                        Stock                            20,700
Target Corp                                             Common     87612E106 $596.80            SH   SHARED                  190
                                                        Stock                            17,354
Teva Pharmaceutical Inds Ltd Adr                        Common     881624209 $346.70            SH  SOLE
                                                        Stock                             7,696
Texas Instruments                                       Common     882508104 $391.68            SH  SOLE
                                                        Stock                            23,724
Thermo Electron Corp.                                   Common     883556102 $885.40            SH  SOLE
                                                        Stock                            24,822
Third Avenue Fund  TAVFX                                Mutual     884116104 $563.81            SH  SOLE
                                                        Fund                             19,216
Thoratec Corporation                                    Common     885175307 $113.04            SH  SOLE
                                                        Stock                             4,400
Time Warner Inc. 5.5% Due 11-15-11                      Corporate  887317AB1 $212.12            PRN SOLE
                                                        Bond                            215,000
TJX Cos Inc New                                         Common     872540109 $491.26            SH   SHARED                  400
                                                        Stock                            19,160
United Health Group 5.25% Due 03-15-11                  Corporate  91324PAP7 $334.84            PRN SOLE
                                                        Bond                            332,000
Urban Outfitters                                        Common     917047102 $1,080.09          SH  SOLE
                                                        Stock                            65,980
Urban Outfitters                                        Common     917047102 $1,080.09          SH  SOLE
                                                        Stock                            65,980
Walgreen Co.                                            Common     931422109 $323.67            SH  SOLE
                                                        Stock                            12,468
Weatherford International                               Common     H27013103 $596.11            SH  SOLE
                                                        Stock                            53,849
Wyeth                                                   Common     983024100 $252.13            SH  SOLE
                                                        Stock                             5,858